Corporate and Deferred Tax - Taxation - Balance Sheet (Details) - Parent Company - Reportable Legal Entities - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Corporate and Deferred Tax
Deferred tax (liabilities) assets	kr (2,359)	kr 198
Share-based instruments
Corporate and Deferred Tax
Deferred tax (liabilities) assets	39	37
Deferred revenue
Corporate and Deferred Tax
Deferred tax (liabilities) assets	120	113
Intangible Assets
Corporate and Deferred Tax
Deferred tax (liabilities) assets	(2,874)
Other temporary differences
Corporate and Deferred Tax
Deferred tax (liabilities) assets	kr 356	kr 48